Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 8,933	£ 9,932
Charge for the year	(892)	(885)	£ (855)
Impairment losses	17	70	87
Property, plant and equipment at end of period	9,020	8,933	9,932
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	19,451	20,778
Exchange adjustments	(498)	1,050
Additions through business combinations	0	30
Other additions	1,295	1,245
Capitalised borrowing costs	36	21
Disposals and write-offs	(884)	(291)
Reclassifications	(34)	(39)
Transfer to assets held for sale/distribution	(87)	(3,343)
Property, plant and equipment at end of period	19,279	19,451	20,778
Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(9,744)	(10,025)
Exchange adjustments	243	(501)
Charge for the year	(892)	(952)
Disposals and write-offs	728	228
Reclassifications		(4)
Transfer to assets held for sale/distribution	35	1,506
Property, plant and equipment at end of period	(9,634)	(9,744)	(10,025)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(774)	(821)
Exchange adjustments	12	(24)
Disposals and write-offs	154	61
Reclassifications	0
Impairment losses	(43)	(83)
Reversal of impairments	26	9
Transfer to assets held for sale/distribution		0	84
Property, plant and equipment at end of period	(625)	(774)	(821)
Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10,518)
Property, plant and equipment at end of period	(10,259)	(10,518)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,113	3,667
Property, plant and equipment at end of period	2,895	3,113	3,667
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,648	7,212
Exchange adjustments	(189)	403
Additions through business combinations	0	5
Other additions	11	13
Capitalised borrowing costs	0	0
Disposals and write-offs	(136)	(64)
Reclassifications	134	146
Transfer to assets held for sale/distribution	(13)	(1,067)
Property, plant and equipment at end of period	6,455	6,648	7,212
Land and buildings | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,275)	(3,281)
Exchange adjustments	90	(191)
Charge for the year	(210)	(226)
Disposals and write-offs	66	47
Reclassifications		0
Transfer to assets held for sale/distribution	6	376
Property, plant and equipment at end of period	(3,323)	(3,275)	(3,281)
Land and buildings | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(260)	(264)
Exchange adjustments	4	(9)
Disposals and write-offs	27	9
Reclassifications	0
Impairment losses	(11)	(33)
Reversal of impairments	3	0
Transfer to assets held for sale/distribution		0	37
Property, plant and equipment at end of period	(237)	(260)	(264)
Land and buildings | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,535)
Property, plant and equipment at end of period	(3,560)	(3,535)
Plant, equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,012	4,558
Property, plant and equipment at end of period	4,033	4,012	4,558
Plant, equipment and vehicles | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,953	11,816
Exchange adjustments	(265)	542
Additions through business combinations	0	8
Other additions	99	79
Capitalised borrowing costs	0	0
Disposals and write-offs	(732)	(222)
Reclassifications	701	689
Transfer to assets held for sale/distribution	(52)	(1,959)
Property, plant and equipment at end of period	10,704	10,953	11,816
Plant, equipment and vehicles | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,469)	(6,744)
Exchange adjustments	153	(310)
Charge for the year	(682)	(726)
Disposals and write-offs	662	181
Reclassifications		(4)
Transfer to assets held for sale/distribution	29	1,130
Property, plant and equipment at end of period	(6,311)	(6,469)	(6,744)
Plant, equipment and vehicles | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(472)	(514)
Exchange adjustments	7	(14)
Disposals and write-offs	114	47
Reclassifications	0
Impairment losses	(32)	(45)
Reversal of impairments	23	9
Transfer to assets held for sale/distribution		0	45
Property, plant and equipment at end of period	(360)	(472)	(514)
Plant, equipment and vehicles | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(6,941)
Property, plant and equipment at end of period	(6,671)	(6,941)
Assets in construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,808	1,707
Property, plant and equipment at end of period	2,092	1,808	1,707
Assets in construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,850	1,750
Exchange adjustments	(44)	105
Additions through business combinations	0	17
Other additions	1,185	1,153
Capitalised borrowing costs	36	21
Disposals and write-offs	(16)	(5)
Reclassifications	(869)	(874)
Transfer to assets held for sale/distribution	(22)	(317)
Property, plant and equipment at end of period	2,120	1,850	1,750
Assets in construction | Depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Exchange adjustments	0	0
Charge for the year	0	0
Disposals and write-offs	0	0
Reclassifications		0
Transfer to assets held for sale/distribution	0	0
Property, plant and equipment at end of period	0	0	0
Assets in construction | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(42)	(43)
Exchange adjustments	1	(1)
Disposals and write-offs	13	5
Reclassifications	0
Impairment losses	0	(5)
Reversal of impairments	0	0
Transfer to assets held for sale/distribution		0	2
Property, plant and equipment at end of period	(28)	(42)	£ (43)
Assets in construction | Depreciation, amortization, and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(42)
Property, plant and equipment at end of period	£ (28)	£ (42)